Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	60 Months Ended	100 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000015937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Champlain Small Company Fund, Advisor Shares
C000173316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Champlain Small Company Fund, Institutional Shares
C000065363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Champlain Mid Cap Fund, Advisor Shares
C000096284
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Champlain Mid Cap Fund, Institutional Shares
C000245657
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Champlain Strategic Focus Fund, Institutional Shares
Without Sales Load [Member] | C000015937
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%		7.45%		9.26%
Without Sales Load [Member] | C000173316
Average Annual Return [Line Items]
Average Annual Return, Percent	14.01%		7.72%	9.69%
Without Sales Load [Member] | C000065363
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%		7.62%		10.42%
Without Sales Load [Member] | C000096284
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%		7.90%		10.70%
Without Sales Load [Member] | C000245657
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%	15.04%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	23.81%		13.86%	14.10%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	23.81%	29.29%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Average Annual Return, Percent	11.54%		7.40%		7.82%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Average Annual Return, Percent	11.54%		7.40%	8.76%
Russell Midcap Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index (USD)
Average Annual Return, Percent	15.34%		9.92%		9.63%
Russell Midcap Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index (USD)
Average Annual Return, Percent	15.34%		9.92%		9.63%
Russell Midcap Growth Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index (TR) (USD)
Average Annual Return, Percent	22.10%	31.09%